Segment information	6 Months Ended
Feb. 29, 2024
Segment information
Segment information

22. Segment information

The Company operates in two reportable business segments.

The two reportable business segments offer different products and services, require different processes and are based on how the financial information is produced internally for the purposes of monitoring operating results and making decisions about resource allocation and performance assessment by the Company’s Chief Operating Decision Maker.

The following summary describes the operations of each of the Company’s reportable business segments:

●	Sale of electric boats – manufacture of customized electric boats for consumer market and sale of boat parts maintenance, and
●	Rental of electric boats – short-term rental operation and boat club membership.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Three-month period ended February 29, 2024
	Sale of		Rental of		Inter-
	electric		electric		segment
	boats		boats		eliminations	Total
	$		$		$	$
Revenue from external customers	176,028		552,583		—	728,611
Revenue from other segments	206,859		5,059		(211,918)	—
Segment revenues	382,887		557,642		(211,918)	728,611
Segment gross profit (loss)	(40,126)		267,422		(7,213)	220,083

Segment profit (loss) before tax	(3,868,221)	[1]	(4,573,228)	[2]	(5,869)	(8,447,318)
Research and development	334,731		—		—	334,731
Office salaries and benefits	917,109		127,663		—	1,044,772

	Three-month period ended February 28, 2023
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Revenue from external customers	277,975	553,220	—	831,195
Revenue from other segments	258,000	150,109	(408,109)	—
Segment revenues	535,975	703,329	(408,109)	831,195
Segment gross profit (loss)	(134,780)	328,574	(144,470)	49,324

Segment profit (loss) before tax	(6,377,246)	(291,237)	(49,932)	(6,718,415)
Research and development	736,899	—	(103,342)	633,557
Office salaries and benefits	719,958	265,495	—	985,453

[1] For the three-month period ended February 29, 2024, the segment profit for this segment includes a gain on derivative liabilities of $906,760 and transaction costs of $1,710,863 [see note 15].

[2] For the three-month period ended February 29, 2024, the segment profit for this segment includes a goodwill impairment loss of $4,274,000 [see note 9].

	Six-month period ended February 29, 2024
	Sale of		Rental of		Inter-
	electric		electric		segment
	boats		boats		eliminations	Total
	$		$		$	$
Revenue from external customers	294,618		1,420,385		—	1,715,003
Revenue from other segments	225,753		11,967		(237,720)	—
Segment revenues	520,371		1,432,352		(237,720)	1,715,003
Segment gross profit (loss)	(68,869)		738,600		(14,120)	655,611

Segment profit (loss) before tax	(2,741,581)	[3]	(4,738,734)	[4]	1,267	(7,479,048)
Research and development	1,319,237		—		—	1,319,237
Office salaries and benefits	1,598,103		307,123		—	1,905,226

	Six-month period ended February 28, 2023
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Revenue from external customers	526,097	1,704,858	—	2,230,955
Revenue from other segments	479,915	277,220	(757,135)	—
Segment revenues	1,006,012	1,982,078	(757,135)	2,230,955
Segment gross profit (loss)	(578,459)	980,100	(248,041)	153,600

Segment profit (loss) before tax	(13,270,298)	(126,053)	(98,506)	(13,494,857)
Research and development	4,506,002	—	(185,248)	4,320,754
Office salaries and benefits	1,350,575	474,610	—	1,825,185

	As at February 29, 2024
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Segment assets	22,306,514	9,354,635	(10,327,657)	21,333,492
Cash	1,129,578	55,505	—	1,185,083
Additions to property and equipment	42,283	207,000	(2,153)	247,130
Segment liabilities	12,664,094	3,719,232	(1,447,361)	14,935,965

[3] For the six-month period ended February 29, 2024, the segment profit for this segment includes a gain on derivative liabilities $6,317,928 and transaction costs of $1,860,335, respectively [see note 15].

[4] For the six-month period ended February 29, 2024, the segment profit for this segment includes a goodwill impairment loss of $4,274,000 [see note 9].

	As at August 31, 2023
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Segment assets	20,344,002	13,941,898	(10,239,388)	24,046,512
Cash	3,025,565	333,692	—	3,359,257
Additions to property and equipment	194,820	974,533	(185,744)	983,609
Segment liabilities	10,154,031	3,341,868	(1,013,824)	12,482,075

The Company has disclosed the above amounts for each reportable segment because they are regularly reviewed by the Chief Operating Decision Maker.